Segment Reporting (Details) - Schedule of information by segment - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Segment Reporting Information [Line Items]
Revenue	$ 2,889,779	$ 1,754,832
Cost of goods sold	2,514,974	1,636,699
Gross profit (loss)	374,805	118,133
Interest expense and charges	189,755	295,545
Interest income	2,293	1,466
Depreciation and amortization	534,165	377,424
Capital expenditures	166,839	39,887
Income tax expenses	28,767	0
Segment loss	(5,768,846)	(7,315,919)
Segment assets	33,897,923	53,993,896
Machinery and Equipment sales [Member]
Segment Reporting Information [Line Items]
Revenue	2,027,806	1,146,818
Cost of goods sold	1,792,470	933,205
Gross profit (loss)	235,336	213,612
Interest expense and charges	102,531	157,695
Interest income	1,899	1,410
Depreciation and amortization	70,724	76,429
Capital expenditures	(6,696)	39,887
Income tax expenses
Segment loss	(3,692,157)	(4,868,167)
Segment assets	14,785,402	9,162,607
Construction materials sales [Member]
Segment Reporting Information [Line Items]
Revenue	320,779	608,014
Cost of goods sold	461,857	703,494
Gross profit (loss)	(141,078)	(95,479)
Interest expense and charges	35,580	18,322
Interest income	43	23
Depreciation and amortization	373,873	300,555
Capital expenditures	0
Income tax expenses
Segment loss	(821,405)	(1,547,591)
Segment assets	13,177,842	44,730,680
Municipal construction projects [Member]
Segment Reporting Information [Line Items]
Revenue	111,014
Cost of goods sold	45,286
Gross profit (loss)	65,728
Interest expense and charges	4,417	119,528
Interest income	44	33
Depreciation and amortization	1,257	440
Capital expenditures
Income tax expenses	10,013
Segment loss	(30,046)	(900,161)
Segment assets	79,016	99,358
Other services [Member]
Segment Reporting Information [Line Items]
Revenue	430,180
Cost of goods sold	215,361
Gross profit (loss)	214,819
Interest expense and charges	47,227
Interest income	307
Depreciation and amortization	88,311
Capital expenditures	173,535
Income tax expenses	18,754
Segment loss	(1,225,237)
Segment assets	$ 5,855,663	$ 1,251